Submission	Jan. 08, 2025
Submission [Line Items]
Central Index Key	0001830033
Registrant Name	PureCycle Technologies, Inc.
Registration File Number	333-283364
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES